Borrowing Arrangements - Related Party (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Schedule of fair value related party borrowings

December 31,
Input:	2021
Risk-free interest rate	1.26%
Expected term (years)	5.28
Expected volatility	18.8%
Exercise price	$11.50
Stock Price	$9.96

	December 31,	December 31,
Input:	2021	2020
Risk-free interest rate	1.26%	0.36%
Expected term (years)	5.28	5.49
Expected volatility	18.8%	22.7%
Exercise price	$11.50	$11.50
Stock Price	$9.96	$10.22

TEMPO AUTOMATION INC
Schedule of net carrying amount of related party borrowings

The following table sets forth the net carrying amount of related party borrowings as on September 30, 2022 (in thousands):

Fair Value – Level 3
Balance, January 1, 2022	$—
Additions	39,593
Change in fair value	448
Balance, September 30, 2022	$40,041

Schedule of fair value related party borrowings

September 30, 2022
Expected term	0.15 years
Discount rate	20.00%
Probability of Qualified Financing	90.00%

Schedule of notes payable related party future principal payments

As of
September 30, 2022
2022 (remaining)	$9,397
2023	1,240
Total future principal payments	$10,637